New and amended standards and interpretations (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Effects of the Adoption of IFRS 15 Standard in Consolidated Financial Statements Position

The effects of the adoption of IFRS 15 standard in the consolidated financial statements position of the Group’s was as follows:

	Reported as of December 31, 2017	Application of the new standard	Reported as of January 1, 2018
		Deferred revenue (1)(2)
Total Assets	$6,861,396	—	$6,861,396
Total Liabilities	5,521,696	199,765	5,721,461
Total Equity	1,339,700	(199,765)	1,139,935

(1)

An adjustment of $192,925, was recognized as an increase to Frequent flyer deferred revenue. This adjustment did not have a related tax impact due to is originated in LifeMiles Ltd. that is considered an exempted company for Bermuda tax purposes until March     , 2035 with the option of extending this term.

(2)	An adjustment of $6,840 was recognized to an increase to air traffic liability, in exchange for date, change of destination and name changes. This adjustment did not have a related tax impact.

Schedule of Effects of the Adoption of IFRS 15 Standard in Consolidated Financial Statements of Comprehensive Income

The effects on the adoption of the standard in the consolidated financial statements of comprehensive income of the Group was as follows:

	Amounts for the year ended December 31, 2018 without IFRS 15	Application of the new standard		Amounts for the year ended December 31, 2018 as reported
		Deferred revenue adjustment (1)	Reclasifications (2)
Operating revenue:
Passager	$4,059,170	$(8,239)	$23,460	$4,074,391
Cargo and other	839,899	—	(23,460)	816,439

Total operating revenue	4,899,069	(8,239)	—	4,890,830
Total operating expenses	4,658,714	—	—	4,658,714

Operating profit	240,355	(8,239)	—	232,116
Other no operating Income and expenses	(210,760)	—	—	(210,760)

Profit before tax	29,595	(8,239)	—	21,356
Income tax expense	(20,213)	—	—	(20,213)

Net loss for the year	$9,382	$(8,239)	$—	$1,143

(1)	Corresponds to the effect of the change in the recognition of some ancillaries until the date of flight and income from the sale of miles at the time of redemption.
(2)	In accordance with the recognition criteria of IFRS 15, the reclassification associated with the items for the income of ancillaries is directly related to the income of passengers.